UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22245
                                                    -----------

                      First Trust Exchange-Traded Fund III
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                            ------------

                        Date of fiscal year end: July 31
                                                ---------

                   Date of reporting period: October 31, 2016
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV)
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS - 98.8%

                 AEROSPACE & DEFENSE - 8.3%
            707  General Dynamics Corp. .............................................  $        106,573
            686  L-3 Communications Holdings, Inc. ..................................            93,941
            767  Lockheed Martin Corp. ..............................................           188,974
          1,120  Northrop Grumman Corp. .............................................           256,480
          1,506  Raytheon Co. .......................................................           205,735
          1,072  United Technologies Corp. ..........................................           109,558
                                                                                       ----------------
                                                                                                961,261
                                                                                       ----------------

                 AIR FREIGHT & LOGISTICS - 3.9%
          4,162  United Parcel Service, Inc., Class B ...............................           448,497
                                                                                       ----------------

                 BEVERAGES - 7.2%
          7,041  Coca-Cola (The) Co. ................................................           298,538
          1,375  Dr. Pepper Snapple Group, Inc. .....................................           120,711
          3,863  PepsiCo, Inc. ......................................................           414,114
                                                                                       ----------------
                                                                                                833,363
                                                                                       ----------------

                 CAPITAL MARKETS - 2.2%
          1,364  CME Group, Inc. ....................................................           136,536
          1,879  Nasdaq, Inc. .......................................................           120,200
                                                                                       ----------------
                                                                                                256,736
                                                                                       ----------------

                 CHEMICALS - 2.4%
          1,519  Ecolab, Inc. .......................................................           173,424
            939  Praxair, Inc. ......................................................           109,920
                                                                                       ----------------
                                                                                                283,344
                                                                                       ----------------

                 COMMERCIAL SERVICES & SUPPLIES - 4.7%
          5,564  Republic Services, Inc. ............................................           292,833
          3,871  Waste Management, Inc. .............................................           254,170
                                                                                       ----------------
                                                                                                547,003
                                                                                       ----------------

                 DIVERSIFIED FINANCIAL SERVICES - 1.6%
          1,318  Berkshire Hathaway, Inc., Class B (a)...............................           190,187
                                                                                       ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 2.7%
          4,205  AT&T, Inc. .........................................................           154,702
          3,228  Verizon Communications, Inc. .......................................           155,267
                                                                                       ----------------
                                                                                                309,969
                                                                                       ----------------

                 ELECTRIC UTILITIES - 5.2%
          1,942  American Electric Power Co., Inc. ..................................           125,919
          1,386  Duke Energy Corp. ..................................................           110,908
          1,457  Edison International ...............................................           107,060
          2,070  PG&E Corp. .........................................................           128,589
          2,500  Southern (The) Co. .................................................           128,925
                                                                                       ----------------
                                                                                                601,401
                                                                                       ----------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.0%
          1,707  Amphenol Corp., Class A ............................................           112,543
                                                                                       ----------------


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (CONTINUED)

                 FOOD & STAPLES RETAILING - 1.9%
          1,153  CVS Health Corp. ...................................................  $         96,967
          2,704  Sysco Corp. ........................................................           130,117
                                                                                       ----------------
                                                                                                227,084
                                                                                       ----------------

                 FOOD PRODUCTS - 2.2%
          1,953  General Mills, Inc. ................................................           121,047
          1,399  McCormick & Co., Inc. ..............................................           134,122
                                                                                       ----------------
                                                                                                255,169
                                                                                       ----------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 4.7%
            648  Becton, Dickinson & Co. ............................................           108,806
            482  C.R. Bard, Inc. ....................................................           104,440
          2,292  Danaher Corp. ......................................................           180,036
          1,841  Medtronic PLC ......................................................           150,999
                                                                                       ----------------
                                                                                                544,281
                                                                                       ----------------

                 HEALTH CARE PROVIDERS & SERVICES - 3.2%
          1,104  Laboratory Corp of America Holdings (a).............................           138,375
          1,478  Quest Diagnostics, Inc. ............................................           120,368
            835  UnitedHealth Group, Inc. ...........................................           118,011
                                                                                       ----------------
                                                                                                376,754
                                                                                       ----------------

                 HOTELS, RESTAURANTS & LEISURE - 2.2%
          1,098  McDonald's Corp. ...................................................           123,602
          2,478  Starbucks Corp. ....................................................           131,507
                                                                                       ----------------
                                                                                                255,109
                                                                                       ----------------

                 HOUSEHOLD PRODUCTS - 8.3%
          2,104  Church & Dwight Co., Inc. ..........................................           101,539
          1,633  Clorox (The) Co. ...................................................           195,993
          3,211  Colgate-Palmolive Co. ..............................................           229,137
          1,671  Kimberly-Clark Corp. ...............................................           191,179
          2,891  Procter & Gamble (The) Co. .........................................           250,939
                                                                                       ----------------
                                                                                                968,787
                                                                                       ----------------

                 INDUSTRIAL CONGLOMERATES - 3.4%
          1,506  3M Co. .............................................................           248,942
          5,246  General Electric Co. ...............................................           152,658
                                                                                       ----------------
                                                                                                401,600
                                                                                       ----------------

                 INSURANCE - 11.8%
          2,256  AFLAC, Inc. ........................................................           155,371
          4,460  Allstate (The) Corp. ...............................................           302,834
            987  Aon PLC ............................................................           109,389
            868  Chubb Ltd. .........................................................           110,236
          2,635  Loews Corp. ........................................................           113,384
          3,002  Marsh & McLennan Cos., Inc. ........................................           190,297
          4,635  Progressive (The) Corp. ............................................           146,049
          1,811  Torchmark Corp. ....................................................           114,835


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (CONTINUED)

                 INSURANCE (CONTINUED)
          1,145  Travelers (The) Cos., Inc. .........................................  $        123,866
                                                                                       ----------------
                                                                                              1,366,261
                                                                                       ----------------

                 INTERNET SOFTWARE & SERVICES - 0.9%
            127  Alphabet, Inc., Class A (a).........................................           102,857
                                                                                       ----------------

                 IT SERVICES - 1.0%
          1,131  Fiserv, Inc. (a)....................................................           111,381
                                                                                       ----------------

                 MEDIA - 4.6%
          4,228  Comcast Corp., Class A .............................................           261,375
          2,907  Walt Disney (The) Co. ..............................................           269,450
                                                                                       ----------------
                                                                                                530,825
                                                                                       ----------------

                 MULTI-UTILITIES - 1.1%
          1,653  Dominion Resources, Inc. ...........................................           124,306
                                                                                       ----------------

                 OIL, GAS & CONSUMABLE FUELS - 0.9%
          1,260  Exxon Mobil Corp. ..................................................           104,983
                                                                                       ----------------

                 PHARMACEUTICALS - 6.4%
          1,371  Eli Lilly & Co. ....................................................           101,235
          3,956  Johnson & Johnson ..................................................           458,856
          5,685  Pfizer, Inc. .......................................................           180,271
                                                                                       ----------------
                                                                                                740,362
                                                                                       ----------------

                 PROFESSIONAL SERVICES - 2.2%
          3,197  Nielsen Holdings PLC ...............................................           143,929
          1,355  Verisk Analytics, Inc. (a)..........................................           110,500
                                                                                       ----------------
                                                                                                254,429
                                                                                       ----------------

                 SPECIALTY RETAIL - 2.0%
            146  AutoZone, Inc. (a)..................................................           108,355
          1,048  Home Depot (The), Inc. .............................................           127,867
                                                                                       ----------------
                                                                                                236,222
                                                                                       ----------------

                 TOBACCO - 2.8%
          3,184  Altria Group, Inc. .................................................           210,526
          1,225  Philip Morris International, Inc. ..................................           118,139
                                                                                       ----------------
                                                                                                328,665
                                                                                       ----------------
                 TOTAL COMMON STOCKS ................................................        11,473,379
                 (Cost $11,595,102)                                                    ----------------

REAL ESTATE INVESTMENT TRUSTS - 0.9%

                 EQUITY REAL ESTATE INVESTMENT TRUSTS - 0.9%
            713  Federal Realty Investment Trust ....................................           103,549
                 (Cost $109,597)                                                       ----------------


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2016 (UNAUDITED)

                                             DESCRIPTION                                    VALUE
                 --------------------------------------------------------------------  ----------------
                 TOTAL INVESTMENTS - 99.7% ..........................................  $     11,576,928
                 (Cost $11,704,699) (b)

                 NET OTHER ASSETS AND LIABILITIES - 0.3% ............................            39,051
                                                                                       ----------------
                 NET ASSETS - 100.0% ................................................  $     11,615,979
                                                                                       ================

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $91,546 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $219,317.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of October 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                 LEVEL 2        LEVEL 3
                                                    TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                  VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                 10/31/2016       PRICES         INPUTS         INPUTS
                                                -------------  -------------  -------------  -------------
Common Stocks*................................. $  11,473,379  $  11,473,379  $          --  $          --
Real Estate Investment Trusts*.................       103,549        103,549             --             --
                                                -------------  -------------  -------------  -------------
Total Investments.............................. $  11,576,928  $  11,576,928  $          --  $          --
                                                =============  =============  =============  =============


* See Portfolio of Investments for industry breakdown.

All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at October 31, 2016.


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV) PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) - 94.9%

                 AUSTRALIA - 6.1%
          1,693  AGL Energy Ltd. ....................................................  $         24,701
            877  ASX Ltd. ...........................................................            31,442
         31,143  AusNet Services ....................................................            35,536
          3,129  Brambles Ltd. ......................................................            27,444
            540  Commonwealth Bank of Australia .....................................            30,147
            300  CSL Ltd. ...........................................................            22,937
          6,191  Insurance Australia Group Ltd. .....................................            25,949
          1,193  National Australia Bank Ltd. .......................................            25,411
          3,782  Suncorp Group Ltd. .................................................            34,437
          9,983  Telstra Corp., Ltd. ................................................            37,819
          1,056  Wesfarmers Ltd. ....................................................            32,943
            874  Westpac Banking Corp. ..............................................            20,258
                                                                                       ----------------
                                                                                                349,024
                                                                                       ----------------

                 BELGIUM - 2.9%
            224  Anheuser-Busch InBev S.A./N.V. .....................................            25,708
            459  Colruyt S.A. .......................................................            24,672
            659  Groupe Bruxelles Lambert S.A. ......................................            56,687
            901  Proximus S.A. DP ...................................................            25,795
            572  Telenet Group Holding N.V. (b)......................................            30,620
                                                                                       ----------------
                                                                                                163,482
                                                                                       ----------------

                 BERMUDA - 4.5%
          3,844  Cheung Kong Infrastructure Holdings Ltd. ...........................            31,498
          3,100  Hongkong Land Holdings Ltd. ........................................            20,770
            500  Jardine Matheson Holdings Ltd. .....................................            30,455
         16,532  Kerry Properties Ltd. ..............................................            52,332
         11,724  NWS Holdings Ltd. ..................................................            20,771
         93,604  Shangri-La Asia Ltd. ...............................................           102,951
                                                                                       ----------------
                                                                                                258,777
                                                                                       ----------------

                 CAYMAN ISLANDS - 0.7%
          3,184  CK Hutchison Holdings Ltd. .........................................            39,392
                                                                                       ----------------

                 DENMARK - 2.9%
            248  Carlsberg A.S., Class B ............................................            22,363
            448  Chr Hansen Holding A.S. ............................................            26,831
            409  Coloplast A.S., Class B ............................................            28,539
          1,020  ISS A.S. ...........................................................            40,103
          1,091  Tryg A.S. ..........................................................            21,318
          1,471  William Demant Holding A.S. (b).....................................            27,397
                                                                                       ----------------
                                                                                                166,551
                                                                                       ----------------

                 FRANCE - 7.2%
            357  Aeroports de Paris .................................................            36,058
          1,342  Bureau Veritas S.A. ................................................            25,354
            230  Cie Generale des Etablissements Michelin ...........................            24,902
            379  Danone S.A. ........................................................            26,244
            420  Dassault Systemes ..................................................            33,261
            211  L'Oreal S.A. .......................................................            37,767


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV) PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 FRANCE (CONTINUED)
            356  Pernod Ricard S.A. .................................................  $         42,343
            267  Remy Cointreau S.A. ................................................            21,660
            404  Sanofi .............................................................            31,470
            327  Societe BIC S.A. ...................................................            45,337
            344  Sodexo S.A. ........................................................            39,953
            287  Thales S.A. ........................................................            27,022
            297  Vinci S.A. .........................................................            21,512
                                                                                       ----------------
                                                                                                412,883
                                                                                       ----------------

                 GERMANY - 7.8%
            748  Axel Springer SE ...................................................            37,455
            533  Beiersdorf AG ......................................................            46,925
          1,286  Deutsche Telekom AG ................................................            20,957
            648  Deutsche Wohnen AG .................................................            21,141
            415  Fresenius Medical Care AG & Co., KGaA ..............................            33,808
            478  Henkel AG & Co., KGaA ..............................................            52,630
          1,127  MAN SE .............................................................           115,254
            345  Merck KGaA .........................................................            35,471
            270  SAP SE .............................................................            23,782
            422  Symrise AG .........................................................            28,958
            789  Vonovia SE .........................................................            27,790
                                                                                       ----------------
                                                                                                444,171
                                                                                       ----------------

                 HONG KONG - 12.6%
          4,536  AIA Group Ltd. .....................................................            28,630
          6,912  BOC Hong Kong Holdings Ltd. ........................................            24,687
          6,732  CLP Holdings Ltd. ..................................................            68,487
          6,248  Hang Seng Bank Ltd. ................................................           112,867
          4,000  Henderson Land Development Co., Ltd. ...............................            23,699
         58,648  Hong Kong & China Gas Co., Ltd. ....................................           114,943
          1,168  Hong Kong Exchanges and Clearing Ltd. ..............................            30,934
          4,732  Hysan Development Co., Ltd. ........................................            21,843
         16,932  MTR Corp., Ltd. ....................................................            93,769
         20,016  New World Development Co., Ltd. ....................................            24,957
         68,016  PCCW Ltd. ..........................................................            40,517
          4,144  Power Assets Holdings Ltd. .........................................            38,979
          6,116  Swire Pacific Ltd., Class A ........................................            63,600
         10,816  Swire Properties Ltd. ..............................................            31,100
                                                                                       ----------------
                                                                                                719,012
                                                                                       ----------------

                 IRELAND - 0.4%
            304  Kerry Group PLC, Class A ...........................................            22,222
                                                                                       ----------------

                 ISRAEL - 2.9%
            685  Azrieli Group Ltd ..................................................            29,176
          6,108  Bank Hapoalim BM ...................................................            35,251
          5,702  Bank Leumi Le-Israel BM (b).........................................            21,522
            602  Check Point Software Technologies Ltd. (b)..........................            50,905


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV) PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 ISRAEL (CONTINUED)
          2,030  Mizrahi Tefahot Bank Ltd. ..........................................  $         26,458
                                                                                       ----------------
                                                                                                163,312
                                                                                       ----------------

                 JAPAN - 7.6%
          1,300  Canon, Inc. ........................................................            37,400
            600  Hankyu Hanshin Holdings, Inc. ......................................            19,910
          2,700  ITOCHU Corp. .......................................................            34,204
          3,000  Kamigumi Co., Ltd. .................................................            25,660
          3,000  Keikyu Corp. .......................................................            30,295
          1,600  Komatsu Ltd. .......................................................            35,747
          1,600  Mitsui & Co., Ltd. .................................................            22,245
          1,600  Nikon Corp. ........................................................            24,213
            400  Oriental Land Co., Ltd. ............................................            23,408
            200  Rinnai Corp. .......................................................            19,262
            900  Sankyo Co., Ltd. ...................................................            31,754
            400  Secom Co., Ltd. ....................................................            28,923
          1,300  Sekisui House Ltd. .................................................            21,526
          6,000  Tobu Railway Co., Ltd. .............................................            29,522
          3,000  Toppan Printing Co., Ltd. ..........................................            28,263
          5,600  Yahoo Japan Corp. ..................................................            21,520
                                                                                       ----------------
                                                                                                433,852
                                                                                       ----------------

                 NETHERLANDS - 3.9%
            717  Heineken Holding N.V. ..............................................            55,183
            614  Heineken N.V. ......................................................            50,585
          1,516  Koninklijke Ahold Delhaize N.V. ....................................            34,607
          2,216  RELX N.V. ..........................................................            37,401
          1,222  Wolters Kluwer N.V. ................................................            47,293
                                                                                       ----------------
                                                                                                225,069
                                                                                       ----------------

                 NEW ZEALAND - 0.6%
         10,692  Contact Energy Ltd. ................................................            36,318
                                                                                       ----------------

                 SINGAPORE - 13.0%
         16,300  CapitaLand Ltd. ....................................................            36,203
         13,000  ComfortDelGro Corp., Ltd. ..........................................            23,734
          9,900  DBS Group Holdings Ltd .............................................           106,739
         25,585  Global Logistic Properties Ltd. ....................................            32,642
         12,000  Oversea-Chinese Banking Corp., Ltd. ................................            73,143
         12,100  Sembcorp Industries Ltd. ...........................................            22,004
          7,600  Singapore Airlines Ltd. ............................................            55,337
         21,900  Singapore Exchange Ltd. ............................................           111,605
         14,800  Singapore Press Holdings Ltd. ......................................            39,573
         11,600  Singapore Telecommunications Ltd. ..................................            32,351
         11,400  StarHub Ltd. .......................................................            27,696
          7,300  United Overseas Bank Ltd. ..........................................            98,540
         10,500  UOL Group Ltd. .....................................................            42,793
         16,200  Wilmar International Ltd. ..........................................            38,542
                                                                                       ----------------
                                                                                                740,902
                                                                                       ----------------


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV) PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 SPAIN - 2.4%
          1,433  Abertis Infraestructuras S.A. ......................................  $         21,276
          1,143  Enagas S.A. ........................................................            32,811
          1,172  Endesa S.A. ........................................................            24,914
          1,118  Grifols S.A. .......................................................            22,104
          1,681  Red Electrica Corp., S.A. ..........................................            35,070
                                                                                       ----------------
                                                                                                136,175
                                                                                       ----------------

                 SWEDEN - 0.4%
            597  Swedish Match AB ...................................................            20,774
                                                                                       ----------------

                 SWITZERLAND - 14.7%
          2,172  ABB Ltd. ...........................................................            44,777
            327  Baloise Holding AG .................................................            40,249
             58  Geberit AG .........................................................            24,541
            546  Kuehne + Nagel International AG ....................................            74,047
          1,441  Nestle S.A. ........................................................           104,484
          1,024  Novartis AG ........................................................            72,851
            874  Pargesa Holding S.A. ...............................................            58,691
             67  Partners Group Holding AG ..........................................            33,922
            244  Roche Holding AG ...................................................            56,096
            201  Schindler Holding AG ...............................................            37,171
            201  Schindler Holding AG, Participation Certificates....................            37,354
            220  Sonova Holding AG ..................................................            29,502
          1,321  Swiss Prime Site AG ................................................           109,533
            260  Swiss Re AG ........................................................            24,146
            196  Swisscom AG ........................................................            89,666
                                                                                       ----------------
                                                                                                837,030
                                                                                       ----------------

                 UNITED KINGDOM - 4.3%
            370  British American Tobacco PLC .......................................            21,247
          1,262  Compass Group PLC ..................................................            22,877
          1,175  Diageo PLC .........................................................            31,346
          1,767  GlaxoSmithKline PLC ................................................            35,005
          1,690  National Grid PLC ..................................................            22,030
            341  Reckitt Benckiser Group PLC ........................................            30,523
          1,650  RELX PLC ...........................................................            29,506
          2,727  Tate & Lyle PLC ....................................................            26,035
            693  Unilever PLC .......................................................            28,993
                                                                                       ----------------
                                                                                                247,562
                                                                                       ----------------
                 TOTAL COMMON STOCKS ................................................         5,416,508
                 (Cost $5,581,134)                                                     ----------------

REAL ESTATE INVESTMENT TRUSTS (a) - 4.8%

                 AUSTRALIA - 1.9%
          5,156  Goodman Group ......................................................            26,632
          9,177  GPT Group (The) ....................................................            32,531
          7,242  Scentre Group ......................................................            23,193


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV) PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2016 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
REAL ESTATE INVESTMENT TRUSTS (a) (CONTINUED)

                 AUSTRALIA (CONTINUED)
          8,096  Stockland ..........................................................  $         27,221
                                                                                       ----------------
                                                                                                109,577
                                                                                       ----------------

                 FRANCE - 0.5%
            300  Fonciere Des Regions ...............................................            26,224
                                                                                       ----------------

                 HONG KONG - 0.4%
          3,116  Link REIT ..........................................................            22,218
                                                                                       ----------------

                 SINGAPORE - 2.0%
         15,700  Ascendas Real Estate Investment Trust ..............................            26,745
         34,400  CapitaLand Commercial Trust Ltd. ...................................            38,944
         15,900  CapitaLand Mall Trust ..............................................            23,657
         22,700  Suntec Real Estate Investment Trust ................................            27,411
                                                                                       ----------------
                                                                                                116,757
                                                                                       ----------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ................................           274,776
                 (Cost $296,002)                                                       ----------------

                 TOTAL INVESTMENTS - 99.7% ..........................................         5,691,284
                 (Cost $5,877,136) (c)

                 NET OTHER ASSETS AND LIABILITIES - 0.3% ............................            14,412
                                                                                       ----------------
                 NET ASSETS - 100.0% ................................................  $      5,705,696
                                                                                       ================

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $49,409 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $235,261.


                        See Notes to Portfolio of Investments

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV) PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2016 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of October 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                 LEVEL 2        LEVEL 3
                                                    TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                  VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                 10/31/2016       PRICES         INPUTS         INPUTS
                                                -------------  -------------  -------------  -------------
Common Stocks*................................. $   5,416,508  $   5,416,508  $          --  $          --
Real Estate Investment Trusts*.................       274,776        274,776             --             --
                                                -------------  -------------  -------------  -------------
Total Investments.............................. $   5,691,284  $   5,691,284  $          --  $          --
                                                =============  =============  =============  =============

* See Portfolio of Investments for country breakout.

All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at October 31, 2016.

                                                          % OF TOTAL
        SECTOR ALLOCATION                                 INVESTMENTS
        ----------------------------------------------------------------
        Industrials                                          21.6%
        Financials                                           18.9
        Real Estate                                          14.3
        Consumer Staples                                     14.0
        Utilities                                             8.2
        Consumer Discretionary                                7.4
        Health Care                                           6.9
        Telecommunication Services                            4.8
        Information Technology                                2.9
        Materials                                             1.0
                                                            ------
        TOTAL                                               100.0%
                                                            ======

                                                          % OF TOTAL
        CURRENCY EXPOSURE DIVERSIFICATION                 INVESTMENTS
        ----------------------------------------------------------------
        Euro                                                 25.1%
        Hong Kong Dollar                                     17.4
        Singapore Dollar                                     15.1
        Swiss Franc                                          14.7
        Australian Dollar                                     8.1
        Japanese Yen                                          7.6
        British Pound Sterling                                4.3
        Danish Krone                                          2.9
        Israeli Shekel                                        2.0
        US Dollar                                             1.8
        New Zealand Dollar                                    0.6
        Swedish Krona                                         0.4
                                                            ------
        TOTAL                                               100.0%
                                                            ======


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST EXCHANGE TRADED FUND III
                          OCTOBER 31, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of ten funds that are currently offering shares. This report covers the following funds (each a "Fund" and collectively, the "Funds"), which are each a non-diversified series of the Trust:

        First Trust Horizon Managed Volatility Domestic ETF - (NYSE Arca, Inc.
           ("NYSE Arca") ticker "HUSV") (1)
        First Trust Horizon Managed Volatility Developed International ETF -
           (NYSE Arca ticker "HDMV") (1)

(1)   Commenced investment operations on August 24, 2016.

Each Fund is considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended), for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;
      2)    the size of the holding;
      3)    the initial cost of the security;
      4)    transactions in comparable securities;
      5)    price quotes from dealers and/or third-party pricing services;
      6)    relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

                      FIRST TRUST EXCHANGE TRADED FUND III
                          OCTOBER 31, 2016 (UNAUDITED)

      8)    an analysis of the issuer's financial statements;
      9) the existence of merger proposals or tender offers that might affect the value of the security;

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;
      2)    ADR trading of similar securities;
      3)    closed-end fund trading of similar securities;
      4)    foreign currency exchange activity;
      5) the trading prices of financial products that are tied to baskets of foreign securities;
      6)    factors relating to the event that precipitated the pricing problem;
      7)    whether the event is likely to recur; and
      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of October 31, 2016, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              First Trust Exchange-Traded Fund III
                  ----------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: December 20, 2016
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: December 20, 2016
      -----------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: December 20, 2016
      -----------------

* Print the name and title of each signing officer under his or her signature.